Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for Trade Receivables [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 16	$ 16	$ 15
Additions/ (Deductions)	3		1
Balance at end of period	19	16	16
Valuation Allowance of Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	638	1,534	1,548
Translation adjustment	(24)	28	(4)
Charged to costs and expenses	(2)	(11)
Additions/ (Deductions)	(36)	(913)	(10)
Balance at end of period	$ 576	$ 638	$ 1,534